DISCLOSURE OF OTHER INFORMATION	12 Months Ended
Dec. 31, 2025
DISCLOSURE OF OTHER INFORMATION [Abstract]
Disclosure Of Other Information Explanatory [Text Block]
NOTE 3. DISCLOSURE OF OTHER INFORMATION

a)	Disclosure of information on issued capital

As of December 31, 2025 and 2024, the shareholders composition according to the amount of shares owned was as follows:

	12-31-2025		12-31-2024
Shareholders	Shares	%	Shares	%
Empresas Copec S.A.	131,893,675	99.99991584%	125,042,019	99.99991603%
AntarChile S.A.	111	0.00008416%	105	0.00008397%
	131,893,786	100.00000000%	125,042,124	100.00000000%

At the date of these consolidated financial statements the share capital of Arauco was ThU.S.$ 1,553,618.

	12-31-2025	12-31-2024
Description of shares by type of capital in ordinary shares	100% of Capital corresponds to ordinary shares
Number of authorized shares by type of capital in ordinary Shares	131,893,786	125,042,124
Nominal value of shares by type of capital in ordinary shares	U.S.$ 11.7793 per share	U.S.$ 8.8260 per share
Amount of capital in shares by type of ordinary shares that constitute capital	ThU.S.$ 1,553,618	ThU.S.$ 1,103,618
Number of shares issued and fully paid by type of capital in ordinary shares	131,893,786	125,042,124

b)	Dividends paid

On May 7, 2025, a definitive dividend of ThU.S.$ 112,287 was paid in accordance with the dividend policy for the distribution of 30% of the distributable net profit, after deducting the payment made in December 2024 mentioned in the following paragraph.

On December 10, 2024, a provisional dividend of ThU.S.$ 94,397 was paid against the retained earnings from the profits of the year 2024.

On May 10, 2023, a definitive dividend of ThU.S.$ 279,622 was paid according to the extraordinary dividend policy distribution of 50% of the distributable net profit after discounting the payment made in December 2022, which is detailed in the following paragraph.

The ThU.S.$ 8,449 million presented in the consolidated statement of changes in equity corresponds to the minimum dividend provision for the 2025 fiscal year. The amount of ThU.S.$ 206,684 presented in the consolidated statement of changes in equity for the year ended December 31, 2024, contains the minimum dividend provision. For the year ended December 31, 2023 there was no minimum dividend provision for the 2023 losses.

In the consolidated statement of cash flows, the dividends paid line shows an amount of ThU.S.$114,622 for the year ended December 31, 2025 ( ThU.S.$ 94,637 and ThU.S.$ 282,728 for the years ended December 31, 2024 and 2023, respectively), of which ThU.S.$114,199 ( ThU.S.$ 94,397 and ThU.S.$ 279,622 for the years ended December 31, 2024 and 2023, respectively) correspond to the dividends payment made to the parent company.

See Note 26 for details.

Dividends paid detail, ordinary shares
Dividends paid	Definitive dividend
Classes of shares for which there are dividends paid	Ordinary shares without series
Date of dividends paid	05-07-2025
Amount of dividends	ThU.S.$ 112,287
Number of shares on which pay dividends	125,042,124
Dividend per shares	U.S.$0.897997

Dividends paid detail, ordinary shares
Dividends paid	Provisional dividend
Classes of shares for which there are dividends paid	Ordinary shares without series
Date of dividends paid	12-10-2024
Amount of dividends	ThU.S.$ 94,397
Number of shares on which pay dividends	120,474,350
Dividend per shares	U.S.$0.783542

Dividends paid detail, ordinary shares
Dividends paid	Definitive dividend
Classes of shares for which there are dividends paid	Ordinary shares without series
Date of dividends paid	05-10-2023
Amount of dividends	ThU.S.$ 279,622
Number of shares on which pay dividends	120,474,350
Dividend per shares	U.S.$2.321007

c)	Disclosure of information on reserves

Other reserves comprise reserves of exchange differences on translation, reserves of cash flow hedges and other reserves. Arauco does not have any restrictions associated with these reserves.

Reserves of exchange differences on translation

Reserves of exchange differences on translation correspond to exchange differences of Arauco’s subsidiaries whose functional currency is other than Arauco’s presentation currency.

Reserves of cash flow hedges

The hedging reserve corresponds to the part of the net gains or losses of derivatives financial instruments that qualify as cash flow hedges, in force in Arauco at the end of each period/fiscal year.

Reserve of actuarial losses in defined benefit plans

This corresponds to changes in the present value of the obligation for defined benefits resulting from experience adjustments (the effect of the differences between the previous actuarial assumptions and the events that occurred within the context of the plan) and the effects of the changes in the actuarial assumptions.

Other reserves

This mainly corresponds to the share of legal reserves and other comprehensive income of investments in associates and joint agreements.

d)	Other items in the consolidated statements of profit or loss

The table below sets forth other income, other expenses, finance income, finance costs and share of profit (loss) of associates and joint ventures for the years ended December 31, 2025, 2024 and 2023 are as follows:

	January - December
	2025	2024	2023
	ThU.S.$	ThU.S.$	ThU.S.$
Classes of Other Income
Total Other Income	324,023	597,061	573,017
Gain from changes in fair value of biological assets (Note 20) (1)	204,646	159,021	264,477
Net income from insurance compensation	3,819	17,336	204,966
Revenue from export promotion	1,312	1,099	943
Lease income	5,756	4,960	10,158
Gain on sales of assets	33,153	21,040	27,755
Rights of way	3,620	5	488
Compensations received	1,584	43	7,285
Gain on sales of subsidiaries and associates	-	354,067	-
Reversal of impairment of property, plants and equipment	11,502	7,248	6,886
Reimbursement provisions (legal and others)	11,468	3,680	12,322
Gain from assignment of contracts	17,813	-	-
Other operating income	29,350	28,562	37,737

Classes of Other Expenses by function
Total Other Expenses by function	(130,280)	(212,213)	(480,336)
Depreciation for leased assets	(2,656)	(2,814)	(1,494)
Provision legal expenses	(7,822)	(12,483)	(14,398)
Impairment provision for property, plant and equipment, provision for inventory obsolescence, withdrawals and others	(23,832)	(42,583)	(110,559)
Operating expenses related to restructuring or from plants stoppage or closed	(24,238)	(44,181)	(236,525)
Expenses related to projects	(7,174)	(11,399)	(13,975)
Loss by leasses	(942)	(747)	-
Loss of asset sales	(7,821)	(11,497)	(12,389)
Loss and repair of assets	(5,913)	(3,149)	(11,076)
Loss of forest due to fires	(14,675)	(24,918)	(25,101)
Other taxes	(24,687)	(34,691)	(20,977)
Research and development expenses	(1,701)	(1,605)	(3,939)
Fines, readjustments and interest	(2,370)	(695)	(1,146)
Loss on sale of associates	-	(20)	-
Loss of tax credits	(135)	(2,195)	(4,287)
Other expenses	(6,314)	(19,236)	(24,470)

Classes of Finance Income
Total Finance Income	62,560	66,355	131,666
Finance income by mutual funds - term deposits	40,808	44,881	113,522
Finance income resulting from derivatives	-	3	8
Other finance income	21,752	21,471	18,136

Classes of Finance Costs
Total Finance Costs	(409,724)	(397,923)	(373,496)
Interest expense, Bank borrowings	(68,006)	(85,860)	(78,753)
Interest expense, Bonds	(196,494)	(204,570)	(214,079)
Interest expense resulting from derivatives	(51,990)	(41,066)	(26,800)
Interest expense for right-of-use (1)	(48,884)	(29,991)	(19,995)
Other finance costs	(44,350)	(36,436)	(33,869)

Share of profit (loss) of associates and joint ventures accounted for using equity method
Total	(3,865)	(45,792)	7,709
Investments in associates (2)	(245)	(22,650)	3,990
Investments in joint ventures	(3,620)	(23,142)	3,719

(1)
In 2024, includes the effect of changes in fair value of plantations and interest expense for right-of-use assets from Brazilian companies that were previously classified as held for sale and sold during the period, through the sale date.

(2)	In 2024, includes the share of the profit of the associate Forestal Vale do Corisco S.A. that were previously classified as held for sale and sold during the period, through the sale date.

The analysis of expenses by nature contained in these consolidated financial statements is presented below:

	January - December
	2025	2024	2023
Cost of sales	ThU.S.$	ThU.S.$	ThU.S.$
Timber	985,301	963,721	1,068,662
Forestry labor costs and other services	635,344	702,315	692,518
Depreciation and amortization	591,693	584,343	535,244
Depreciation for right of use	32,025	35,005	28,082
Maintenance costs	326,255	355,733	355,389
Chemical costs	655,057	662,732	649,413
Sawmill costs	111,702	122,927	122,748
Other raw materials	269,558	236,098	285,828
Other indirect costs	223,180	222,550	233,903
Energy and fuel	246,757	276,517	275,732
Cost of electricity	51,987	50,587	65,191
Staff expenses	418,002	421,621	431,385
Total	4,546,861	4,634,149	4,744,095

Total amount is comprised of the cost of inventory sales for ThU.S.$4,422,849 for the year ended December 31, 2025 (ThU.S.$4,522,430 and ThU.S.$4,616,212 for the years ended December 31, 2024 and 2023, respectively) and the cost of rendering services for ThU.S.$124,012 for the year ended December 31, 2025 (ThU.S.$111,719 and ThU.S.$127,883 for the years ended December 31, 2024 and 2023, respectively).

	January – December
	2025	2024	2023
Distribution cost	ThU.S.$	ThU.S.$	ThU.S.$
Selling costs	32,279	35,502	41,966
Commissions	16,974	17,070	15,400
Insurance	5,797	6,584	7,186
Provision for doubtful accounts	545	1,098	3,094
Other selling costs	8,963	10,750	16,286
Shipping and freight costs	645,455	659,875	651,073
Port services	65,855	70,717	61,802
Freights	514,737	530,334	528,218
Depreciation for right of use	1,647	1,068	1,184
Shipping internment, warehousing, stowage, customs and other costs	63,216	57,756	59,869
Total	677,734	695,377	693,039

	January – December
	2025	2024	2023
Administrative expenses	ThU.S.$	ThU.S.$	ThU.S.$
Wages and salaries	223,522	219,046	245,822
Marketing, advertising, promotion and publications expenses	14,140	14,516	14,542
Insurances	40,645	49,359	54,173
Depreciation and amortization	41,997	43,716	43,075
Depreciation for right of use	8,543	7,110	7,361
Computer services	34,325	29,836	37,859
Lease of offices, other property and vehicles	6,704	7,323	7,854
Donations, contributions, scholarships	9,152	9,010	10,983
Fees (legal and technical advisors)	35,792	35,817	35,831
Property taxes, city permits and rights	25,728	21,225	32,639
Cleaning services, security services and transportation	23,080	23,329	28,381
Third-party variable services (manoeuvres, logistics)	34,536	41,030	38,537
Basic services (electricity, telephone, water)	7,338	6,768	7,323
Maintenance and repair	4,978	5,932	6,933
Seminars, courses, training materials	2,265	3,117	2,637
Travels, clothing and safety equipment, environmental expenses, audits and others	48,085	47,893	50,376
Total	560,830	565,027	624,326